Statements of Income and Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statements Of Income And Comprehensive Income
ROYALTY REVENUE	$ 8,017,000	$ 8,698,000
COST OF REVENUE	2,359,000	2,602,000
GROSS PROFIT	5,658,000	6,096,000
OPERATING EXPENSES:
General and administrative	2,735,000	2,438,000
Amortization of Patents	1,008,000	9,000
Non-cash compensation	390,000	316,000
TOTAL OPERATING EXPENSES	4,133,000	2,763,000
OPERATING INCOME	1,525,000	3,333,000
OTHER INCOME (EXPENSES):
Interest income, net	36,000	39,000
INCOME BEFORE INCOME TAXES	1,561,000	3,372,000
INCOME TAXES (BENEFIT)
Current	10,000	37,000
Deferred	535,000	709,000
Total Income Taxes (Benefits)	545,000	746,000
NET INCOME	1,016,000	2,626,000
Net Income per share
Basic	$ 0.04	$ 0.10
Diluted	$ 0.04	$ 0.09
Weighted average number of common shares outstanding:
Basic	25,589,238	25,744,330
Diluted	27,954,685	28,472,753
NET INCOME	1,016,000	2,626,000
OTHER COMPREHENSIVE INCOME NET OF TAX:
Unrealized gain (loss) arising during the period	(17,000)	(9,000)
COMPREHENSIVE INCOME	$ 999,000	$ 2,617,000